MERRILL LYNCH
INTERNATIONAL
EQUITY FUND




FUND LOGO




Quarterly Report

August 31, 1998


Officers and Directors
Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Clive D. Lang, Senior Vice President
  and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH INTERNATIONAL EQUITY FUND



International
Stock Market
Performance


Bar Graph Depicting Total Return in US Dollars* of the Fund's Top Ten Country Positions For the Three-Month Period Ended August 31, 1998

United Kingdom           - 7.7%
France                   - 8.5%
Switzerland              - 9.5%
Italy                    -10.3%
Germany                  -10.8%
Japan                    -11.3%
Netherlands              -13.3%
Australia                -13.9%
Sweden                   -16.2%
Canada                   -30.3%

Source: Morgan Stanley Capital International World (ex-US) Index.


[FN]
*For the three-month period ended August 31, 1998, total investment return in US dollars for the Morgan Stanley Capital International World (ex-US) Index was -11.73%.



Merrill Lynch International Equity Fund, August 31, 1998


DEAR SHAREHOLDER

Equity markets continued to experience increased volatility during the three months ended August 31, 1998. For the August quarter, the unmanaged Morgan Stanley Capital International (MSCI) World (ex-US) Index had a total return of -11.7%. (All performance results in this shareholder letter are measured in US dollar terms.) Total returns for Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares were -16.01%, -16.21%, -16.34% and -16.13%, respectively, for the same three month period. (Investment results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

In July, the Fund's benchmark was changed from a customized composite index based on a fixed weighting of developed and emerging markets to the MSCI World (ex-US) Index in US dollar terms. We believe that the new benchmark provides a better comparison for the Fund's relative performance.

The Fund's underperformance relative to the MSCI World (ex-US) Index partly reflected the Fund's exposure to emerging markets, particularly in June. The bounce in emerging markets during July partially offset the decline. By August, we reduced the Fund's emerging markets exposure to its lowest level in over a year. Overall, during the August quarter, we lowered the Fund's weighting in emerging markets from 7.6% of net assets at the beginning of the period to 4.2% by the end of August. In developed markets, the increased weighting in Continental European markets was generally beneficial, as these markets were among the better performers.


Portfolio Matters
Overall, the Fund's effective equity exposure remained fairly steady during the three months ended August 31, 1998, at about 93% of net assets. By region, the United Kingdom became the Fund's major exposure, increasing steadily throughout the three-month period from 15.5% of net assets on May 31, 1998 to 21.9% on August 31, 1998. For most of the quarter, we underweighted the United Kingdom relative to the benchmark unmanaged MSCI World (ex-US) Index; only in the latter part of August did we overweight our position in the United Kingdom. We underweighted Japanese equities throughout the three-month period, closing the August quarter at 16.8% of net assets.

We also reduced specific stock concentration in the portfolio and increased exposure to more diversified investment vehicles within targeted countries, in many cases through the use of index tracking vehicles such as Optimized Portfolio As Listed Securities (OPALS). These instruments are exchange quoted in Luxembourg, and provide the owner with the equivalent investment exposure to that of the specific MSCI country index. OPALS provide an efficient and cost effective means of gaining market exposure for asset allocation purposes. In countries and regions where we used portfolios of actively selected stocks, the overweighted positions in Continental European basic materials sectors and the underweighting in healthcare sectors negatively impacted Fund performance.


Economic and Investment
Environment
The declining trend in global industrial output growth may be interrupted in the near term by some improvement in Japan. However, the secular trends in the global economy toward lower inflation, nominal gross domestic product growth and lower bond yields are still in place. Falling bond yields could provide support for equities as long as global earnings growth remains positive. We believe that these factors will remain stable, at least for the next year. We are, therefore, viewing the steep declines in global equity markets since July as a severe correction rather than the start of a sustained bear market.

While equity valuations are looking fairly attractive after the recent declines, based on prospective intermediate-term trends in bond yields and earnings, a near-term concern is investors' growing aversion to risk and the associated decline in liquidity. Excess liquidity measures based on narrow money supply growth show an end to a three-year positive trend. This decline in excess liquidity is a restraining factor on equities and a problem for the currencies of net debtor nations, including the United States.

Monetary indicators (for example, US/Japanese interest rate spreads and yield curve slopes) point to renewed yen depreciation against the dollar. Dollar weakness is likely to be relative to the Deutschemark this year, and in 1999, relative to the euro as real yield rate differentials move against the US dollar.

Among developed equity markets, we continued to favor Europe over North America. However, leading indicators of the economic cycle indicate some easing in the upward momentum of European corporate earnings, partly reflecting a rise in real exchange rates in recent quarters. However, the region as a whole remains at a fairly early point in the profits cycle, compared with the United States. Only in one or two of the peripheral European economies is there a risk of higher wage growth eating into profit margins over the next year. For example, Italy is a peripheral country not threatened by higher wage growth, which is a major reason why we remain bullish on this market. Within Europe, the scope for upside surprises to earnings growth seems positive in Switzerland and Denmark, while negative surprises are most likely to occur in Germany and Belgium. A possible fall in the US dollar/Deutschemark rate below 1.65 would initially be negative for European equities, but should not prove a lasting setback since a by-product would be a fall in European interest rate expectations.

The United Kingdom is one European market outside the European Monetary Union bloc that we are looking to overweight, although we have a cautious view on the currency. A clear peaking in wage growth could help, not only through its effect on profit margins but also by marking the turn of the basic interest rate cycle. This, in turn, should help to narrow the spread relative to the Deutschemark, and bring sterling down from uncompetitive levels on a trade-weighted basis. In the United Kingdom, bottom-up earnings expectations may have further to fall to match the more realistic top-down consensus forecasts, but long-term earnings growth expectations already look reasonable.

Short positions in Japanese stocks, held by foreign investors, leave considerable upside eventually for the market on good domestic economic news (for example, convincing signs of corporations focusing on return on equity). However, before becoming more bullish, we are looking for a widespread and severe downgrading of earnings estimates for the second half of the fiscal year and clarification on how the bridge bank proposal copes with the key question of debt forgiveness. Although we expect the yen to resume its decline against the dollar, this may not necessarily continue to be regarded as a problem for the world economy, depending on its cause. For instance, were it to reflect, or be part of, a clear policy by the Japanese authorities to reinflate and restructure the Japanese economy, it would no longer be regarded as a major negative for growth in the rest of Asia.

While waiting for a significant upturn in Japan, we believe Asian countries need to engineer a turn in their own economic cycles. Interest rates are beginning to fall in some countries, sometimes with the approval of the International Monetary Fund. Notwithstanding structural deficiencies, this may produce brief rallies in equity markets. Near term, the risks to Chinese growth are on the downside, and the country's economy remains vulnerable to high real interest rates. However, the Hong Kong market may eventually benefit from rising Chinese liquidity.

Latin American current account deficits are becoming a serious problem for currencies and equity markets in the region as global liquidity growth shrinks (as only about two-thirds of the deficits are covered by foreign direct investment).

Merrill Lynch International Equity Fund, August 31, 1998


In Conclusion
Over the last year, international equity markets have become increasingly volatile and more highly correlated. The correction was triggered initially by the currency crisis in Asian markets and depressed commodity prices, and recently was fueled by the debt repayment crisis in Russia. These effects have negatively impacted earnings and profits forecasts in most developed markets, as well as in the emerging economies. A period of stock price consolidation with low market liquidity is likely to develop while resolutions are sought to the various economic problems that are affecting different regional economies. However, the current high levels of volatility are also likely to persist for some time, in our opinion. While the Fund is currently focusing principally on more defensive opportunities, we remain poised to reenter markets that show clear signs of more stable economic, financial and political environments.

We thank you for your continuing interest in Merrill Lynch
International Equity Fund, and we look forward to reviewing our strategy and performance with you in our upcoming semi-annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Clive D. Lang)
Clive D. Lang
Senior Vice President and
Portfolio Manager



October 13, 1998





PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results
                                                                       12 Month              3 Month            Since Inception
                                                                     Total Return          Total Return           Total Return
ML International Equity Fund Class A Shares*                            -18.88%               -16.01%                - 5.07%
ML International Equity Fund Class B Shares*                            -19.69                -16.21                 + 6.18
ML International Equity Fund Class C Shares*                            -19.74                -16.34                 - 8.75
ML International Equity Fund Class D Shares*                            -19.06                -16.13                 +10.41
Morgan Stanley Capital International World (Ex-US) Index**              - 1.07                -11.73             +18.37/+38.03

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception periods are Class A & Class C Shares, from 10/21/94 to 8/31/98 and Class B & Class D Shares, from 7/30/93 to 8/31/98.
**An unmanaged capitalization-weighted index comprised of over 1,178 companies in 22 countries, excluding the United States. Since inception total returns are for the periods from 10/31/94 to 8/31/98 and from 7/31/93 to 8/31/98, respectively.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/98                        -11.77%        -16.41%
Inception (10/21/94) through 6/30/98      + 2.93         + 1.44

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.




                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/98                        -12.71%        -15.66%
Inception (7/30/93) through 6/30/98       + 4.58         + 4.58

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 6/30/98                        -12.66%        -13.40%
Inception (10/21/94) through 6/30/98      + 1.91         + 1.91

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/98                        -12.00%        -16.62%
Inception (7/30/93) through 6/30/98       + 5.39         + 4.24

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch International Equity Fund, August 31, 1998


SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
                                     Shares                                                                        Percent of
AFRICA       Industries               Held            Investments                          Cost           Value    Net Assets
South        Beverages                37,100  South African Breweries Ltd.           $    1,056,692   $      522,942    0.2%
Africa
             Insurance                25,400  Liberty Life Association of
                                              Africa Ltd.                                   689,381          296,706    0.1

                                              Total Investments in Africa                 1,746,073          819,648    0.3

EUROPE

Austria      Index Instruments        42,800  MSCI Austria OPALS (Class B)(f)             2,394,117        2,100,196    0.7

                                              Total Investments in Austria                2,394,117        2,100,196    0.7


Denmark      Index Instruments        26,600  MSCI Denmark OPALS (Class B)(f)             3,769,419        3,841,040    1.3

                                              Total Investments in Denmark                3,769,419        3,841,040    1.3


Finland      Diversified              53,183  Outokumpu OY                                  817,709          555,364    0.2

             Paper & Forest           98,753  Enso OY (Class A)                             763,580          834,190    0.3
             Products                 94,450  Metsa Serla OY (Class B)                      770,035          722,108    0.2
                                      54,270  UPM-Kymmene Corporation                     1,040,224        1,103,069    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,573,839        2,659,367    0.9

                                              Total Investments in Finland                3,391,548        3,214,731    1.1


France       Agricultural              1,200  Eridania Beghin-Say S.A.                      177,610          222,519    0.1
             Operations

             Automobiles               4,682  Peugeot S.A.                                  779,304          780,267    0.3
                                       7,000  Renault S.A.                                  212,154          312,427    0.1
                                                                                     --------------   --------------  ------
                                                                                            991,458        1,092,694    0.4

             Automobiles &             4,300  Compagnie Generale des Etablissements
             Equipment                        Michelin (C.G.D.E.)(Class B)                  272,009          182,607    0.1
                                       2,600  Valeo S.A.                                    174,606          195,313    0.1
                                                                                     --------------   --------------  ------
                                                                                            446,615          377,920    0.2

             Banking                   9,552  Banque Nationale de Paris                     422,296          631,090    0.2
                                      13,923  Compagnie Financiere de Paribas             1,325,742        1,171,930    0.4
                                       5,712  Societe Generale de Surveillance
                                              S.A. (Class A)(Ordinary)                    1,153,767        1,005,072    0.3
                                                                                     --------------   --------------  ------
                                                                                          2,901,805        2,808,092    0.9

             Banking &                 4,000  Financiere Industrielle Gaz et
             Financial                        Eaux S.A.                                     230,242          207,089    0.1

             Broadcast &               2,200  Canal Plus                                    401,086          444,057    0.1
             Publishing

             Building &                2,700  Compagnie de Saint Gobain S.A.                485,374          387,378    0.1
             Construction              1,600  Suez Lyonnaise des Eaux S.A.                  279,690          263,125    0.1
                                                                                     --------------   --------------  ------
                                                                                            765,064          650,503    0.2

             Building Products         3,600  Lafarge S.A.                                  348,004          306,979    0.1

             Chemicals                 3,000  L'Air Liquide                                 495,013          398,443    0.1

             Cosmetics &                 700  L'OREAL                                       327,379          377,328    0.1
             Toiletries

             Diversified               2,900  LVMH Moet-Hennessy Louis Vuitton S.A.         607,269          477,895    0.1
                                       5,000  Lagardere Groupe S.C.A.                       213,955          187,801    0.1
                                                                                     --------------   --------------  ------
                                                                                            821,224          665,696    0.2

             Electronics                 400  Sagem S.A.                                    264,870          288,639    0.1

             Financial Services        5,567  Societe EuraFrance S.A.                     2,017,710        3,183,565    1.1

             Foods                       300  Fromageries Bel S.A.                          225,982          275,104    0.1
                                       1,600  Groupe Danone S.A.                            374,905          423,382    0.1
                                                                                     --------------   --------------  ------
                                                                                            600,887          698,486    0.2

             Insurance                 4,200  Assurances Generales de France
                                              S.A. (AGF)                                    173,288          230,234    0.1
                                      12,123  AXA-UAP                                     1,494,876        1,394,745    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,668,164        1,624,979    0.5

             Metal Processing            500  Compagnie Generale d'Industrie et
                                              Participations (CGIP)                         260,324          243,211    0.1

             Metals                    5,900  Pechiney S.A. (Class A)                       304,717          189,762    0.1

             Oil & Related            34,851  Elf Aquitaine S.A.                          4,238,765        3,449,426    1.2
                                       6,700  Total S.A. (Class B)                          748,648          650,673    0.2
                                                                                     --------------   --------------  ------
                                                                                          4,987,413        4,100,099    1.4

             Retail                    2,500  Pinault-Printemps-Redoute S.A.                376,495          390,830    0.1

             Steel                   114,584  Usinor Sacilor S.A.                         1,840,824        1,209,719    0.4

             Telecommunication         2,300  Alcatel Alsthom Cie Generale
             Equipment                        d'Electricite S.A.                            412,801          371,627    0.1

             Telecommunications        3,300  France Telecom S.A.                           180,153          242,035    0.1

             Utilities--Water          2,400  Vivendi S.A.                                  566,133          478,335    0.2

                                              Total Investments in France                21,385,991       20,572,607    6.9


Germany      Airlines                  9,900  Deutsche Lufthansa AG                         297,812          244,340    0.1

             Apparel                     100  Hugo Boss AG (Preferred)                      138,041          215,035    0.1

             Automobiles                  20  Bayerische Motoren Werke AG (BMW)
                                              (New Shares)                                   13,882           14,638    0.0
                                         380  Bayerische Motoren Werke AG (BMW)             372,916          282,440    0.1
                                      11,370  Daimler-Benz AG                               811,434        1,025,719    0.3
                                      31,020  Volkswagen AG                               1,923,719        2,231,680    0.8
                                                                                     --------------   --------------  ------
                                                                                          3,121,951        3,554,477    1.2

             Banking                  15,200  Commerzbank AG                                584,625          439,830    0.2
                                      30,333  Deutsche Bank AG                            2,503,355        1,887,960    0.6
                                       1,313  Dresdner Bank AG                               76,120           59,076    0.0
                                                                                     --------------   --------------  ------
                                                                                          3,164,100        2,386,866    0.8

             Building Products         1,200  Heidelberger Zement AG                        111,226           98,383    0.0

             Chemicals                35,153  BASF AG                                     1,395,635        1,406,120    0.5
                                      38,576  Bayer AG                                    1,509,341        1,448,926    0.5
                                      21,132  Henkel KGaA                                   907,822        1,456,759    0.5
                                       1,000  Henkel KGaA (Preferred)                        54,908           80,000    0.0
                                      44,999  Hoechst AG                                  1,653,073        1,843,363    0.6
                                                                                     --------------   --------------  ------
                                                                                          5,520,779        6,235,168    2.1

             Computer Software           500  SAP AG (Systeme, Anwendungen,
                                              Produkte in der Datenverarbeitung)
                                              (Preferred)                                   154,462          283,688    0.1


Merrill Lynch International Equity Fund, August 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
EUROPE                               Shares                                                                        Percent of
(continued)  Industries               Held            Investments                          Cost          Value     Net Assets
Germany      Diversified               4,000  Lahmeyer AG                            $      217,346   $      181,560    0.1%
(concluded)                            6,000  Metallgesellschaft AG                         125,140           99,574    0.0
                                      31,060  RWE AG                                      1,528,965        1,489,118    0.5
                                      19,999  Siemens AG                                  1,371,372        1,299,226    0.4
                                      11,568  Thyssen AG                                  2,694,448        2,172,487    0.7
                                      34,317  VEBA AG                                     2,281,372        1,730,550    0.6
                                         400  VIAGAG                                        273,958          250,780    0.1
                                                                                     --------------   --------------  ------
                                                                                          8,492,601        7,223,295    2.4

             Engineering &             1,615  Philipp Holzmann AG                           492,283          284,057    0.1
             Construction

             Footwear                  1,400  Adidas AG                                     192,132          165,220    0.1
             Insurance                 3,500  Allianz AG                                    812,772        1,004,823    0.3
                                       1,100  Axa Colonia Konzern AG                        157,515          124,823    0.0
                                         500  Ergo-Versicherungsgruppe AG                    96,573           70,638    0.0
                                         400  Muenchener Rueckversicherungs-
                                              Gesellschaft AG                               217,545          155,461    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,284,405        1,355,745    0.4

             Machinery &               1,209  Jungheinrich AG (Preferred)                   245,204          205,787    0.1
             Equipment                17,205  Kloeckner Werke AG                          1,038,843        1,029,860    0.3
                                                                                     --------------   --------------  ------
                                                                                          1,284,047        1,235,647    0.4

             Manufacturing            12,100  FAG Kugelfischer Georg Schaefer AG            191,474          161,333    0.1

             Retail                      707  Karstadt AG                                   243,500          312,885    0.1
                                         300  METRO AG                                       18,399           16,936    0.0
                                       1,600  METRO AG (Preferred)                           66,602           62,638    0.0
                                                                                     --------------   --------------  ------
                                                                                            328,501          392,459    0.1

             Tire & Rubber             3,300  Continental AG                                108,703           88,374    0.0

                                              Total Investments in Germany               24,882,517       23,924,087    8.0


Greece       Banking                   2,500  Alpha Credit Bank S.A.                        234,880          184,617    0.0
                                       1,500  National Bank of Greece S.A.                  239,845          201,241    0.1
                                                                                     --------------   --------------  ------
                                                                                            474,725          385,858    0.1

             Beverages                 4,999  Hellenic Bottling Co. S.A.                    165,652          110,386    0.0

             Telecommunications       10,500  Hellenic Telecommunication
                                              Organization                                  300,227          243,003    0.1

                                              Total Investments in Greece                   940,604          739,247    0.2


Hungary      Banking                   7,200  OTP Bank Reszvenytarsasag (GDR)(c)            407,520          222,120    0.1

             Oil & Gas Producers      17,000  Mol Magyar Olaj-es Gazipari
                                              Reszvenytarsasag (GDR)(c)                     507,875          328,100    0.1

             Pharmaceuticals           3,500  Egis Gyogyzergyar Reszvenytarsasag            124,535           77,251    0.0
                                       4,100  Richter Gedeon Vegyeszeti Gyar
                                              Reszvenytarsasag (GDR)(c)                     338,250          138,990    0.1
                                                                                     --------------   --------------  ------
                                                                                            462,785          216,241    0.1

             Telecommunications       21,000  Magyar Tavkozlesi Reszvenytarsasag
                                              (ADR)(a)                                      645,750          425,250    0.1

                                              Total Investments in Hungary                2,023,930        1,191,711    0.4


Ireland      Banking                  55,238  Bank of Ireland                             1,204,879          875,117    0.3

             Building &               47,742  CRH PLC                                       521,928          517,299    0.2
             Construction

             Insurance                86,548  Irish Life PLC                                858,444          659,486    0.2

                                              Total Investments in Ireland                2,585,251        2,051,902    0.7


Italy        Chemicals             1,948,498  MontEdison S.p.A.                           1,389,675        1,997,542    0.7

             Telecommunications      982,230  Telecom Italia S.p.A.                       3,915,079        4,890,994    1.6

                                              Total Investments in Italy                  5,304,754        6,888,536    2.3


Netherlands  Banking                  31,062  ING Groep N.V.                              1,275,816        1,830,392    0.6

             Chemicals                33,469  Akzo Nobel N.V.                             1,045,712        1,374,839    0.5
                                      22,008  European Vinyls Corporation
                                              International N.V.                            644,054          277,742    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,689,766        1,652,581    0.6

             Electronics              21,903  Philips Electronics N.V.                    1,424,954        1,429,438    0.5

             Index Instruments        35,200  MSCI Dutch OPALS (Class B)(f)               9,354,529        7,950,976    2.7

             Oil--International        6,751  Royal Dutch Petroleum Company                 347,160          299,381    0.1
                                       3,405  Royal Dutch Petroleum Company (NY
                                              Registered Shares)                            156,639          135,349    0.0
                                                                                     --------------   --------------  ------
                                                                                            503,799          434,730    0.1

             Packaging &             106,025  Koninklijke KNP BT N.V.                     2,358,170        2,516,155    0.8
             Containers

             Steel                    21,000  Ispat International N.V.                      568,773          239,680    0.1
                                      20,783  Ispat International N.V. (NY
                                              Registered Shares)                            491,090          224,716    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,059,863          464,396    0.2

                                              Total Investments in the Netherlands       17,666,897       16,278,668    5.5


Norway       Computer Software        28,788  Merkantildata ASA                             352,652          322,661    0.1

             Index Instruments        29,000  MSCI Norway OPALS (Class B)(f)              3,492,760        2,408,450    0.8

             Oil & Gas Producers      76,454  Saga Petroleum A.S. (Class B)                 850,887          740,060    0.3

                                              Total Investments in Norway                 4,696,299        3,471,171    1.2


Poland       Banking                  29,000  BIG Bank Gdanski S.A. (GDR)(c)                648,750          332,050    0.1
                                      20,000  Bank Rozwoju Eksportu S.A.                    653,637          456,989    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,302,387          789,039    0.2

             Beverages                31,000  Okocimskie Zaklady Piwowarskie S.A.           240,021          181,667    0.1

             Computer Software        14,001  Softbank Corp. (ADR)(a)                       267,210          226,116    0.1

             Electronics              34,000  Elektrim Spolka Akcyjna S.A.                  470,439          283,333    0.1

             Hotel                    28,000  Orbis S.A.                                    255,842          173,118    0.1

                                              Total Investments in Poland                 2,535,899        1,653,273    0.6


Portugal     Index Instruments        48,000  MSCI Portugal OPALS (Class B)(f)            4,338,445        3,646,560    1.2

                                              Total Investments in Portugal               4,338,445        3,646,560    1.2


Merrill Lynch International Equity Fund, August 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
EUROPE                               Shares                                                                        Percent of
(continued)  Industries               Held            Investments                          Cost          Value     Net Assets
Spain        Utilities--Electric      66,924  Endesa S.A.                            $    1,285,236   $    1,271,529    0.4%

                                              Total Investments in Spain                  1,285,236        1,271,529    0.4


Sweden       Automobiles &            21,683  Volvo AB (Class B)                            702,814          598,170    0.2
             Equipment

             Electrical               62,520  Electrolux AB                                 578,325          997,721    0.3

             Forest Products          30,636  Mo och Domsjo AB (Class B)                    823,690          602,601    0.2
                                     929,741  Rottneros Bruks AB                          1,435,615          460,069    0.2
                                      57,871  Stora Kopparbergs AB                          766,517          701,597    0.2
                                                                                     --------------   --------------  ------
                                                                                          3,025,822        1,764,267    0.6

             Index Instruments        14,100  MSCI Sweden OPALS (Class B)(f)              3,261,787        2,723,415    0.9

             Insurance                54,660  Skandia Forsakrings AB                        365,588          767,478    0.3

             Metals & Mining         188,686  Avesta Sheffield AB                         1,710,791          597,558    0.2

                                              Total Investments in Sweden                 9,645,127        7,448,609    2.5


Switzerland  Banking &                 1,270  Banque Cantonale de Geneve (BCG)              423,133          369,135    0.1
             Financial                   102  UBS AG                                         34,702           32,965    0.0
                                       1,614  Union Bank of Switzerland (UBS)               563,851          521,618    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,021,686          923,718    0.3

             Food & Beverage             704  Nestle S.A.                                 1,314,121        1,306,663    0.4

             Index Instruments        30,000  MSCI Swiss OPALS (Class B)(f)              11,000,916       10,042,500    3.4

                                              Total Investments in Switzerland           13,336,723       12,272,881    4.1


Turkey       Investment            5,600,000  Haci Omer Sabanci Holding A.S.                125,120           81,803    0.0
             Management            8,000,000  Haci Omer Sabanci Holding A.S.
                                              (Rights)(e)                                   203,240           70,406    0.0
                                                                                     --------------   --------------  ------
                                                                                            328,360          152,209    0.0

             Retail                2,498,000  Carsi Buyuk Magazacilik A.S.                  268,145          209,481    0.1

                                              Total Investments in Turkey                   596,505          361,690    0.1


United       Aerospace &              83,200  British Aerospace PLC                         627,504          532,260    0.2
Kingdom      Defense

             Airlines                 55,100  British Airways PLC                           611,560          414,319    0.1

             Automobiles &            49,800  GKN PLC                                       716,751          554,610    0.2
             Equipment               366,064  LucasVarity PLC                             1,227,419        1,299,660    0.4
                                                                                     --------------   --------------  ------
                                                                                          1,944,170        1,854,270    0.6

             Banking                  49,600  Abbey National PLC                            927,054          930,329    0.3
                                      63,600  Bank of Scotland PLC                          769,789          650,782    0.2
                                      49,577  Barclays PLC                                1,517,783        1,174,826    0.4
                                      80,876  HSBC Holdings PLC                           2,139,242        1,678,139    0.6
                                     120,200  Lloyds TSB Group PLC                        1,472,356        1,435,261    0.5
                                     122,468  National Westminister Bank
                                              PLC (Ordinary)                              2,019,500        2,159,673    0.7
                                                                                     --------------   --------------  ------
                                                                                          8,845,724        8,029,010    2.7

             Beverages                69,404  Bass PLC                                    1,148,619          932,172    0.3
                                      89,500  Scottish & Newcastle PLC                    1,241,710        1,115,899    0.4
                                                                                     --------------   --------------  ------
                                                                                          2,390,329        2,048,071    0.7

             Broadcast--Media         76,200  Carlton Communications PLC                    691,407          560,217    0.2

             Building &              101,500  Hanson PLC                                    520,329          525,245    0.2
             Construction             32,815  Jarvis PLC                                    400,166          274,776    0.1
                                                                                     --------------   --------------  ------
                                                                                            920,495          800,021    0.3

             Computer Services         3,859  Misys PLC                                      47,298          171,261    0.1

             Consumer Goods          116,800  Unilever PLC                                1,003,446        1,089,520    0.4
             & Services

             Diversified              54,300  Granada Group PLC                             998,804          700,209    0.2

             Food & Beverage         203,563  Allied Domecq PLC (Ordinary)                1,635,856        1,724,989    0.6

             Foods                    73,300  Associated British Foods PLC                  737,603          632,191    0.2
                                      81,700  Tate & Lyle PLC                               690,094          596,548    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,427,697        1,228,739    0.4

             Insurance               100,300  Guardian Royal Exchange PLC                   738,828          431,689    0.1
                                     102,100  Prudential Corporation PLC                  1,516,412        1,446,549    0.5
                                     153,192  Royal & Sun Alliance Insurance
                                              Group PLC                                   1,558,372        1,287,884    0.4
                                                                                     --------------   --------------  ------
                                                                                          3,813,612        3,166,122    1.0

             Investment Trust        576,000  Fleming Japanese Investment
                                              Trust PLC                                   1,410,545        1,145,495    0.4

             Merchandising            74,830  J Sainsbury PLC                               551,343          645,387    0.2

             Metals & Mining          73,963  Rio Tinto PLC                               1,071,610          723,376    0.2

             Oil & Related           199,100  British Petroleum Co. PLC                   2,919,047        2,512,416    0.8
                                      10,986  British Petroleum Co. PLC (ADR)(a)            858,845          803,351    0.3
                                      79,894  Shell Transport & Trading Co. PLC             472,876          423,138    0.1
                                                                                     --------------   --------------  ------
                                                                                          4,250,768        3,738,905    1.2

             Pharmaceuticals          55,800  Glaxo Wellcome PLC                          1,519,945        1,682,069    0.5
                                     170,660  SmithKline Beecham PLC                      1,952,182        2,014,920    0.7
                                                                                     --------------   --------------  ------
                                                                                          3,472,127        3,696,989    1.2

             Railroads                19,800  Railtrack Group PLC                           510,930          469,201    0.2

             Retail                  549,600  ASDA Group PLC                              1,806,751        1,546,297    0.5
                                     113,500  Kingfisher PLC                                906,961          931,384    0.3
                                     149,045  Safeway PLC                                   837,222          771,282    0.3
                                     349,800  Tesco PLC                                     986,472          984,161    0.3
                                                                                     --------------   --------------  ------
                                                                                          4,537,406        4,233,124    1.4

             Steel                   303,591  British Steel PLC                             626,225          544,014    0.2

             Telecommunications       87,600  British Telecommunications PLC                761,955        1,188,300    0.4
                                     143,625  Cable & Wireless PLC                        1,711,131        1,395,067    0.5
                                      49,400  Orange PLC                                    266,427          587,384    0.2
                                                                                     --------------   --------------  ------
                                                                                          2,739,513        3,170,751    1.1

             Tobacco                 161,096  B.A.T. Industries PLC                       1,444,395        1,583,652    0.5
                                     877,572  BTR PLC                                     3,493,241        1,899,548    0.7
                                                                                     --------------   --------------  ------
                                                                                          4,937,636        3,483,200    1.2


Merrill Lynch International Equity Fund, August 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
EUROPE                               Shares                                                                        Percent of
(concluded)  Industries               Held            Investments                          Cost          Value     Net Assets
United       Utilities--Electric      96,800  Scottish Power PLC                     $      828,081   $      936,191    0.3%
Kingdom
(concluded)  Utilities--Water         64,400  Anglian Water PLC                             909,925          937,222    0.3
                                     121,303  United Utilities PLC                        1,383,481        1,787,686    0.6
                                                                                     --------------   --------------  ------
                                                                                          2,293,406        2,724,908    0.9

                                              Total Investments in the
                                              United Kingdom                             52,187,492       47,830,549   16.0


                                              Total Investments in Europe               172,966,754      158,758,987   53.2

LATIN
AMERICA

Brazil       Oil & Gas Producers      52,000  Petroleo Brasileiro S.A.--
                                              Petrobras (ADR)(a)                            945,061          526,500    0.2

             Telecommunications        9,825  Telecomunicacoes Brasileiras S.A.
                                              --Telebras (ADR)(a)                         1,395,823          694,505    0.2

             Utilities--Electric      20,247  Companhia Energetica de Minas Gerais
                                              S.A. (CEMIG)(ADR)(a)                          428,418          369,508    0.1

                                              Total Investments in Brazil                 2,769,302        1,590,513    0.5


Mexico       Beverages                25,000  Panamerican Beverages, Inc. (US
                                              Registered Shares)                            790,562          398,438    0.1

             Building Products       224,600  Cementos Mexicanos, S.A. de C.V.
                                              (Cemex)(Class B)                              917,478          540,933    0.2

             Financial Services       80,000  Grupo Financiero Bancomer, S.A. de
                                              C.V. (ADR)(a)                                 665,624          221,472    0.1

                                              Total Investments in Mexico                 2,373,664        1,160,843    0.4

                                              Total Investments in Latin America          5,142,966        2,751,356    0.9


MIDDLE
EAST


Israel       Telecommunications       68,000  Koor Industries Limited (ADR)(a)            1,591,485        1,215,500    0.4

                                              Total Investments in the
                                              Middle East                                 1,591,485        1,215,500    0.4

NORTH
AMERICA

Canada       Automobile Parts         27,690  Canadian Tire Corporation Ltd.                782,249          565,643    0.2

             Banking                  30,210  Bank of Nova Scotia (The)                     705,899          497,554    0.2

             Banking--                18,320  Bank of Montreal                              889,568          644,972    0.2
             International            17,010  Royal Bank of Canada                          954,216          642,286    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,843,784        1,287,258    0.4

             Beverages                17,110  Seagram Company Ltd. (The)                    651,087          535,200    0.2

             Diversified              48,520  Bombardier Inc. (Class B)                     704,603          517,258    0.2
                                      36,680  Power Corporation of Canada                   746,615          655,627    0.2
                                                                                     --------------   --------------  ------
                                                                                          1,451,218        1,172,885    0.4

             Machinery                18,750  United Dominion Industries Ltd.               580,946          457,828    0.2

             Telecommunication        18,570  Northern Telecom Limited                    1,050,297          892,048    0.3
             Equipment

             Telecommunications       19,540  BCE Inc.                                      788,874          631,168    0.2
                                      15,670  Teleglobe Inc.                                442,680          381,122    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,231,554        1,012,290    0.3

                                              Total Investments in North America          8,297,034        6,420,706    2.2

PACIFIC
BASIN

Australia    Airlines                234,500  Qantas Airways Limited                        396,435          315,215    0.1

             Banking                  63,400  Australia and New Zealand Banking
                                              Group Limited                                 359,933          320,291    0.1
                                      55,700  Commonwealth Bank of Australia                673,999          594,356    0.2
                                     102,600  National Australia Bank Ltd.                1,460,203        1,268,993    0.4
                                      97,800  Westpac Banking Corporation Ltd.              653,591          520,257    0.2
                                                                                     --------------   --------------  ------
                                                                                          3,147,726        2,703,897    0.9

             Broadcast &              44,600  News Corporation Limited (The)                304,983          272,715    0.1
             Publishing

             Building &               18,800  Leighton Holdings Limited                      77,331           57,532    0.0
             Construction            345,200  Pioneer International Limited                 842,364          631,854    0.2
                                                                                     --------------   --------------  ------
                                                                                            919,695          689,386    0.2

             Diversified             111,300  Orica Limited                                 779,622          509,309    0.2
                                      26,600  Pacific Dunlop Ltd.                            51,287           46,346    0.0
                                                                                     --------------   --------------  ------
                                                                                            830,909          555,655    0.2

             Foods                    74,400  Goodman Fielder Limited                        92,534           87,241    0.0

             Insurance               213,800  GIO Australia Holdings Limited                569,452          613,914    0.2
                                     176,600  National Mutual Holdings Limited              290,057          279,812    0.1
                                      38,200  QBE Insurance Group Limited                   163,139          122,100    0.1
                                                                                     --------------   --------------  ------
                                                                                          1,022,648        1,015,826    0.4

             Metals & Mining          88,200  Comalco Ltd.                                  376,510          293,117    0.1
                                     217,800  Pasminco Limited                              149,053          142,023    0.1
                                      95,000  Rio Tinto Ltd.                              1,345,480          921,606    0.3
                                                                                     --------------   --------------  ------
                                                                                          1,871,043        1,356,746    0.5

             Oil & Gas Producers      66,700  Australian Gas Light Company (The)            392,957          378,472    0.1
                                     222,600  Oil Search Limited                            284,385          269,934    0.1
                                                                                     --------------   --------------  ------
                                                                                            677,342          648,406    0.2

             Real Estate              73,100  General Property Trust                        120,063          107,042    0.0

             Retail                   93,100  Woolworth Limited                             344,263          278,514    0.1

             Telecommunications       89,900  Telstra Corp. Ltd.                            218,410          232,945    0.1

             Tobacco                  14,000  Rothmans Holdings Ltd.                         94,898           83,283    0.0

             Transportation           16,000  Brambles Industries Ltd.                      336,989          316,659    0.1

                                              Total Investments in Australia             10,377,938        8,663,530    2.9


Merrill Lynch International Equity Fund, August 31, 1998


SCHEDULE OF INVESTMENTS (continued)                                                                          (in US dollars)
PACIFIC BASIN                        Shares                                                                        Percent of
(concluded)  Industries               Held               Investments                      Cost           Value     Net Assets
China        Telecommunications       85,300  China Telecom (Hong Kong) Ltd.
                                              (ADR)(a)                               $    2,706,681   $    1,961,900    0.7%

                                              Total Investments in China                  2,706,681        1,961,900    0.7

Hong Kong    Conglomerates               325  Hutchison Whampoa Ltd.                          1,886            1,409    0.0

             Property                 48,400  Great Eagle Holdings Ltd.
                                              (Warrants)(b)                                       0                0    0.0

             Utilities--Gas              700  Hong Kong and China Gas Co. Ltd.                1,084              732    0.0
                                      62,350  Hong Kong and China Gas Co. Ltd.
                                              (Warrants)(b)                                       0            2,334    0.0
                                                                                     --------------   --------------  ------
                                                                                              1,084            3,066    0.0

                                              Total Investments in Hong Kong                  2,970            4,475    0.0


Japan        Automobiles              77,000  Toyota Motor Corp.                          2,091,386        1,641,663    0.6

             Banking                 150,000  Mitsubishi Trust and Banking Corp.          1,623,375          743,731    0.2
                                     295,000  Sakura Bank Ltd.                            2,109,796          518,204    0.2
                                     200,000  Sanwa Bank, Ltd.                            1,657,563        1,144,638    0.4
                                                                                     --------------   --------------  ------
                                                                                          5,390,734        2,406,573    0.8

             Broadcast--Media         31,000  Nippon Broadcasting System Inc.             1,740,635        1,218,657    0.4

             Building &              223,000  Nishimatsu Construction Co. Ltd.            1,125,863        1,026,704    0.3
             Construction

             Chemicals               271,000  Kaneka Corp.                                1,408,288        1,393,583    0.4
                                     116,000  Sekisui Chemical Co., Ltd.                    610,575          533,248    0.2
                                     102,000  Shin-Etsu Chemical Co., Ltd.                1,876,777        1,441,351    0.5
                                                                                     --------------   --------------  ------
                                                                                          3,895,640        3,368,182    1.1

             Computer Software           550  NTT Data Corporation                        2,570,427        1,979,034    0.7

             Diversified              88,000  Ibiden Co., Ltd.                            1,222,287        1,371,299    0.5

             Electrical Equipment    126,000  Anritsu Corp.                               1,457,622          955,844    0.3
                                     322,000  Fujikura Ltd.                               2,426,030        1,106,177    0.4
                                       8,500  Keyence Corporation                           964,384          857,345    0.3
                                      42,000  Murata Manufacturing Co., Ltd.              1,411,027        1,386,315    0.5
                                     122,000  NEC Corporation                             1,531,345          899,575    0.3
                                      18,000  Rohm Co., Ltd.                              1,006,155        1,835,954    0.6
                                                                                     --------------   --------------  ------
                                                                                          8,796,563        7,041,210    2.4

             Electronics             235,000  Dainippon Screen Manufacturing
                                              Co., Ltd.                                   1,827,755          729,069    0.2
                                     165,000  Fujitsu Limited                             1,782,668        1,671,271    0.6
                                     272,000  Hitachi Ltd.                                2,529,531        1,362,119    0.4
                                      86,000  Pioneer Electronic Corp.                    1,543,510        1,416,277    0.5
                                      24,100  Sony Corp.                                  1,985,144        1,759,959    0.6
                                                                                     --------------   --------------  ------
                                                                                          9,668,608        6,938,695    2.3

             Financial Services      345,000  Daiwa Securities Co., Ltd.                  1,613,715        1,141,203    0.4
                                      36,000  Jafco Co., Ltd.                             2,046,897          693,583    0.2
                                                                                     --------------   --------------  ------
                                                                                          3,660,612        1,834,786    0.6

             Manufacturing           293,000  NSK Ltd.                                    1,727,845        1,062,587    0.4

             Office Equipment        166,000  Ricoh Co., Ltd.                             1,946,004        1,589,687    0.5

             Packaging &               3,000  Toyo Seikan Kaisha, Ltd.                       93,627           37,697    0.0
             Containers

             Paper & Forest          241,000  Oji Paper Co., Ltd.                         1,578,844          851,813    0.3
             Products

             Pharmaceuticals         172,000  Fujisawa Pharmaceutical Co., Ltd.           1,558,352        1,483,893    0.5
                                      67,000  Sankyo Co., Ltd.                            1,683,045        1,456,934    0.5
                                      67,000  Taisho Pharmaceutical Co., Ltd.             1,310,026        1,364,393    0.4
                                                                                     --------------   --------------  ------
                                                                                          4,551,423        4,305,220    1.4

             Real Estate             239,000  Mitsui Fudosan Co., Ltd.                    2,508,483        1,540,516    0.5

             Retail                   37,000  Ito-Yokado Co., Ltd.                        2,168,164        1,721,844    0.6
                                      90,000  Takashimaya Co.                               962,508          615,172    0.2
                                     116,000  Uny Co., Ltd.                               1,934,412        1,640,827    0.5
                                                                                     --------------   --------------  ------
                                                                                          5,065,084        3,977,843    1.3

             Steel                   610,000  Nippon Steel Corp.                          1,678,915          998,088    0.3

             Telecommunications          240  Nippon Telegraph & Telephone
                                              Corporation                                 2,167,488        1,818,954    0.6
                                     128,000  Uniden Corporation                          1,784,679        1,092,506    0.4
                                                                                     --------------   --------------  ------
                                                                                          3,952,167        2,911,460    1.0

             Television                4,350  Nippon Television Network Corp.             1,318,852        1,260,200    0.4

             Tire & Rubber            74,000  Bridgestone Corporation                     1,339,549        1,630,118    0.6

             Tobacco                     272  Japan Tobacco, Inc.                         1,766,057        1,836,067    0.6

             Trading                 274,000  Mitsui & Co.                                2,009,772        1,473,056    0.5
                                     628,000  Nissho Iwai Corp.                           2,213,680          911,886    0.3
                                                                                     --------------   --------------  ------
                                                                                          4,223,452        2,384,942    0.8

             Transport Services          315  East Japan Railway Company                  1,475,343        1,510,519    0.5

             Transportation          238,000  Nippon Express Co., Ltd.                    1,403,813        1,089,021    0.4
                                     380,000  Tokyu Corp.                                 2,351,160          882,845    0.3
                                                                                     --------------   --------------  ------
                                                                                          3,754,973        1,971,866    0.7

                                              Total Investments in Japan                 77,143,373       56,695,426   19.0


New Zealand  Agriculture           1,472,340  Wrightson Ltd.                              1,065,190          306,285    0.1

             Electronics              26,050  PDL Holdings Ltd.                             118,808           56,771    0.0

             Textiles                203,950  Lane Walker Rudkin Industries, Ltd.           192,134          113,138    0.1

                                              Total Investments in New Zealand            1,376,132          476,194    0.2


South        Electronics               6,700  Samsung Electronics (GDR)(c)                  402,000          115,073    0.0
Korea                                    645  Samsung Electronics (Rights)                        0                0    0.0
                                                                                     --------------   --------------  ------
                                                                                            402,000          115,073    0.0

             Telecommunications      159,024  SK Telecom Co. Ltd. (ADR)(a)                2,561,162          954,144    0.3

             Utilities--Electric      67,880  Korea Electric Power Corp.                  2,753,162          884,066    0.3

                                              Total Investments in South Korea            5,716,324        1,953,283    0.6


                                              Total Investments in the
                                              Pacific Basin                              97,323,418       69,754,808   23.4



Merrill Lynch International Equity Fund, August 31, 1998


SCHEDULE OF INVESTMENTS (concluded)                                                                            (in US dollars)
SOUTHEAST                            Shares                                                                         Percent of
ASIA         Industries               Held               Investments                      Cost             Value    Net Assets
India        Banking                     300  State Bank of India                    $        2,095   $        1,298    0.0%

             Chemicals                   100  Indian Petrochemicals Corporation Ltd.            396               99    0.0
                                       1,298  Reliance Industries Ltd.                        6,720            3,297    0.0
                                         147  Tata Chemicals Ltd.                               741              345    0.0
                                                                                     --------------   --------------  ------
                                                                                              7,857            3,741    0.0

             Cosmetics &                 225  Reckitt & Coleman of India Ltd.                 1,926            1,786    0.0
             Toiletries

             Oil & Related               400  Hindustan Petroleum Corporation Ltd.            5,063            2,641    0.0

             Pharmaceuticals              20  Ranbaxy Laboratories Ltd.                         378              240    0.0

             Steel                       100  Steel Authority of India Ltd.                      68               14    0.0

             Tobacco                     200  ITC Ltd.                                        2,905            2,974    0.0

                                              Total Investments in Southeast Asia            20,292           12,694    0.0


SHORT-TERM                          Face
SECURITIES                         Amount                   Issue

             Commercial       US$ 12,381,000  General Motors Acceptance Corp., 5.81%
             Paper*                           due 9/01/1998                              12,381,000       12,381,000    4.2
                                   8,000,000  International Securitization
                                              Corporation, 5.54% due 9/17/1998            7,980,302        7,980,302    2.7
                                   7,000,000  Park Avenue Receivables Corp., 5.55%
                                              due 10/08/1998                              6,960,071        6,960,071    2.3

                                              Total Investments in Commercial Paper      27,321,373       27,321,373    9.2


             US Government &      19,000,000  Federal Home Loan Mortgage Corp.,
             Agency                           5.46% due 9/17/1998                        18,953,893       18,953,893    6.3
             Obligations*                     United States Treasury Bills (d):
                                   2,000,000    5.04% due 10/08/1998                      1,989,825        1,990,196    0.7
                                   2,500,000    5% due 10/22/1998                         2,482,522        2,483,143    0.8

                                              Total Investments in US Government
                                              & Agency Obligations                       23,426,240       23,427,232    7.8

                                              Total Investments in Short-Term
                                              Securities                                 50,747,613       50,748,605   17.0

                                              Total Investments                         337,835,635      290,482,304   97.4


OPTIONS                      Nominal Value Covered                                       Premiums
WRITTEN                        by Options Written                                        Received

             Call Options             27,329  HSBC Holdings PLC, expiring October
             Written                          1998 at Pound Sterling 1475.54                (24,000)         (12,490)  (0.0)

                                              Total Options Written                         (24,000)         (12,490)  (0.0)


             Total Investments, Net of Options Written                               $  337,811,635      290,469,814   97.4
                                                                                     ==============
             Variation Margin on Financial Futures Contracts**                                            (1,273,137)  (0.4)

             Unrealized Depreciation on Forward Foreign Exchange Contracts***                               (474,201)  (0.2)

             Other Assets Less Liabilities                                                                 9,427,635    3.2
                                                                                                      --------------  ------

             Net Assets                                                                               $  298,150,111  100.0%
                                                                                                      ==============  ======

             Net Asset        Class A--Based on net assets of $20,333,382 and
             Value:           2,633,595 shares outstanding                                            $         7.72
                                                                                                      ==============
                              Class B--Based on net assets of $219,050,157 and
                              28,135,942 shares outstanding                                           $         7.79
                                                                                                      ==============
                              Class C--Based on net assets of $10,139,096 and
                              1,321,424 shares outstanding                                            $         7.67
                                                                                                      ==============
                              Class D--Based on net assets of $48,627,476 and
                              6,259,800 shares outstanding                                            $         7.77
                                                                                                      ==============

          (a)American Depositary Receipts (ADR).
          (b)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
          (c)Global Depositary Receipts (GDR).
          (d)Securities held as collateral in connection with open futures contracts.
          (e)The rights may be exercised until 9/3/1998.
          (f)Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital International (MSCI) country index.
            *Commercial Paper and Certain US Government & Agency Obligations are
             traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
           **Financial futures contracts purchased as of August 31, 1998 were as follows:


             Number of                           Expiration
             Contracts   Issue      Exchange        Date            Value

                 61       MIB         FIB      September 1998    $10,979,055
                207     FTSE 100     LIFFE     September 1998     18,217,135
                151     IBEX 135      IBEX     September 1998      8,337,067
                167      MATIF        CAC      September 1998      5,170,629
                  6    DAX Index      DTB      September 1998      1,642,893
                                                                 -----------
             Total Financial Futures Contracts Purchased
             (Total Contract Price--$49,858,574)                 $44,346,779
                                                                 ===========

             Financial futures contracts sold as of August 31, 1998 were as follows:

             Number of                           Expiration
             Contracts   Issue      Exchange        Date            Value

                 65   Nikkei Index   SIMEX     September 1998    $ 3,236,648
                 43   Nikkei Index    CME      September 1998      2,891,750
                                                                 -----------
             Total Financial Futures Contracts Sold
             (Total Contract Price--$6,497,389)                  $ 6,128,398
                                                                 ===========

          ***Forward foreign exchange contracts as of August 31, 1998 were as follows:


             Foreign                        Expiration            Unrealized
             Currency Sold                     Date              Depreciation

             Pound    6,769,963            September 1998        $  (329,294)
             Sterling
             YEN  2,959,882,600            September 1998           (134,974)
                                                                 -----------
             (US$ Commitment--$31,875,877)                       $  (464,268)
                                                                 ===========


             Foreign                        Expiration            Unrealized
             Currency Purchased                Date              Depreciation

             YEN    873,158,400            September 1998             (9,933)
                                                                 -----------
             (US$ Commitment--$6,200,000)                        $    (9,933)
                                                                 ===========

             Total Unrealized Depreciation on Forward
             Foreign Exchange Contracts--Net                     $  (474,201)
                                                                 ===========


Merrill Lynch International Equity Fund, August 31, 1998


EQUITY PORTFOLIO CHANGES

For the Quarter Ended August 31, 1998

Additions

 ASDA Group PLC
 Abbey National PLC
 Alpha Credit Bank S.A.
 Australia and New Zealand Banking
   Group Limited
 Australian Gas Light Company (The)
 Axa Colonia Konzern AG
 BCE Inc.
 BIG Bank Gdanski S.A. (GDR)
 Bank of Ireland
 Bank of Scotland PLC
 Bank Rozwoju Eksportu S.A.
 Banque Cantonale de Geneve (BCG)
 Barclays PLC
 Bayerische Motoren Werke AG
   (BMW)(New Shares)
 Bombardier Inc. (Class B)
 British Aerospace PLC
 British Airways PLC
 British Petroleum Co. PLC (ADR)
 Canadian Tire Corporation Ltd.
 Carlton Communications PLC
 Carsi Buyuk Magazacilik A.S.
 Continental AG
 Deutsche Lufthansa AG
 Egis Gyogyzergyar Reszvenytarsasag
 Ergo-Versicherungsgruppe AG
 Elektrim Spolka Akcyjna S.A.
*Eregli Demir Ve Celik Fa
 Financiere Industrielle Gaz et Eaux S.A.
 GKN PLC
 General Property Trust
 Goodman Fielder Limited
 Granada Group PLC
 Grupo Financiero Bancomer, S.A. de C.V.
   (ADR)
 Haci Omer Sabanci Holding A.S.
 Heidelberger Zement AG
 Hellenic Bottling Co.
 Hellenic Telecommunication Organization
 Irish Life PLC
 Keyence Corporation
 Kingfischer PLC
 Koor Industries Limited (ADR)
 LVMH Moet-Hennessy Louis Vuitton S.A.
 Lagardere Groupe S.C.A.
 Lahmeyer AG
 Magyar Tavkozlesi Reszvenytarsasag (ADR)
 Merkantildata ASA
 METRO AG
 METRO AG (Preferred)
 Mol Magyar Olaj-es Gazipari
   Reszvenytarsasag (GDR)
 Muenchener Rueckversicherungs-
   Gesellschaft AG
 National Bank of Greece S.A.
 National Mutual Holdings Limited
 Nestle S.A.
 News Corporation Limited (The)
*Northern Rock PLC
 Northern Telecom Limited
 OTP Bank Reszvenytarsasag (GDR)
 Oil Search Limited
 Okocimskie Zaklady Piwowarskie S.A.
 Orbis S.A.
 Panamerican Beverages, Inc.
   (US Registered Shares)
 Pasminco Limited
 Petroleo Brasileiro S.A.--Petrobras
   (ADR)
 Power Corporation of Canada
 Railtrack Group PLC
 Richter Gedeon Vegyeszeti Gyar
   Reszvenytarsasag
 Royal Bank of Canada
 Royal Dutch Petroleum Company
 Royal Dutch Petroleum Company
   (NY Registered Shares)
 Sanwa Bank, Ltd.
 Scottish & Newcastle PLC
 Seagram Company Ltd. (The)
 Sekisui Chemical Co., Ltd.
 Softbank Corp. (ADR)
*Stet Hellas S.A. (ADR)
 Suez Lyonnaise des Eaux S.A.
*TNT Post Group
 Teleglobe Inc.
 Tesco PLC
*Turkey Garnati Bank
*Turkiye Is Bankasi AS
 UBS AG
 Union Bank of Switzerland (UBS)
 United Dominion Industries Ltd.
 VIAG AG
 Vivendi S.A.
*Yapi Kredi Bankasi


Deletions

 AGIV-AG fuer Industrie und Verkehrswesen
 AMB Aachener und Muenchener
   Beteiligungs AG
 Anglo American Corp. of South Africa, Ltd.
   (ADR)
 BC Telecom, Inc.
 BHF-Bank AG
 Bayerische Vereinsbank AG
 Bharat Heavy Electricals Ltd. (BHEL)
 Bouygues S.A.
 Canadian Pacific Ltd.
 Canadian Pacific Ltd. (US Registered
   Shares)
 Cattles PLC
 Companhia Energetica de Minas Gerais S.A.
   (CEMIG)(Preferred)
 Credit National/Natexis
 Degussa AG
 Deutsche Telekom AG
 EMAP PLC
 EMI Group PLC
 East India Hotels Ltd. (GDR)
*Eregli Demir Ve Celik Fa
 Eurotunnel S.A.
 FKI PLC
 Fomento Economico Mexicano, S.A. de C.V.
   (Femsa)(Class B)
 Gallaher Group PLC
 Grupo Carso, S.A. de C.V. 'A1'
 HSBC Holdings PLC (Hong Kong)
 Hindustan Lever Ltd.
 Inspec Group PLC
 Kimberly-Clark de Mexico, S.A. de C.V. (ADR)
 Laporte PLC
 M.I.M. Holdings Limited
 MSCI Greece OPALS (Class B)
 MSCI Poland OPALS (Class B)
 MSCI South Africa OPALS (Class B)
 MSCI Turkey OPALS (Class B)
 Mahanagar Telephone Nigam Ltd.
 Man (ED&F) Group PLC
 Mannesmann AG
 Newcrest Mining Ltd.
 Noranda Forest, Inc.
 Noranda, Inc.
 North Limited
*Northern Rock PLC
 Novartis AG (Registered Shares)
 Oerlikon-Buehrle Holding AG
 Pernod Ricard
 Promodes S.A.
 Royal Bank of Scotland Group PLC
 Royal PTT Nederland N.V.
 Salamander AG
 Santos Limited
 Sasol Ltd.
 Schering AG
 Schroders Property Fund
 Seven Network Ltd.
 Severn Trent PLC
*Stet Hellas S.A. (ADR)
 Stockland Trust Group
 T.C. Debica S.A.
*TNT Post Group
 Taihei Dengyo Kaisha, Ltd.
 Telefonos de Mexico, S.A. de C.V. (Series L)
 Thames Water PLC
 Tobu Railway Co., Ltd.
*Turkey Garnati Bank (Ordinary)
*Turkiye Is Bankasi AS
 Varta AG
 Westfield Holdings Ltd.
*Yapi Kredi Bankasi

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION


Worldwide
Investments as of
August 31, 1998


Ten Largest Industries        Percent of
(Equity Investments)          Net Assets

Index Instruments                11.0%
Banking                           7.6
Telecommunications                6.0
Chemicals                         4.6
Diversified                       4.1
Retail                            3.1
Electronics                       3.0
Insurance                         2.9
Pharmaceuticals                   2.7
Oil & Related                     2.6


                              Percent of
Ten Largest Equity Holdings   Net Assets

MSCI Swiss OPALS (Class B)        3.4%
MSCI Dutch OPALS (Class B)        2.7
Telecom Italia S.p.A.             1.6
MSCI Denmark OPALS (Class B)      1.3
MSCI Portugal OPALS (Class B)     1.2
Elf Aquitaine S.A.                1.2
MSCI Sweden OPALS (Class B)       0.9
Koninklijke KNP BT N.V.           0.8
British Petroleum Co. PLC         0.8
MSCI Norway OPALS (Class B)       0.8


                              Percent of
Geographical Asset Mix*       Net Assets

Europe (Ex-United Kingdom
and Ireland)                     36.5%
Japan                            19.0
Pacific Basin (Ex-Japan)          4.4
United Kingdom and Ireland       16.7
Other Emerging Markets            1.6
North America                     2.2

[FN]
*Percent of net assets may not equal 100% and excludes the impact of futures and options.


                              Percent of
Ten Largest Countries         Net Assets

Japan                            19.0%
United Kingdom                   16.0
Germany                           8.0
France                            6.9
Netherlands                       5.5
Switzerland                       4.1
Australia                         2.9
Sweden                            2.5
Italy                             2.3
Canada                            2.2



Financial Futures Contracts
                                                           Percent of
Country                Issue              Exchange         Net Assets

France                 MATIF                CAC               1.7%
Germany              DAX Index              DTB               0.6
Italy                   MIB                 FIB               3.7
Japan               Nikkei Index            CME              (1.0)
Japan               Nikkei Index           SIMEX             (1.1)
Spain                 IBEX 135              IBEX              2.8
United Kingdom        FTSE 100             LIFFE              6.1
                                                             -----
                                                             12.8%
                                                             =====